FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets - GBP (£) £ in Millions	Dec. 31, 2018		Dec. 31, 2017
The Group [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to customers	£ 464,044		£ 460,955	[1]
Loans and advances to banks	3,692		4,183	[1]
Debt securities	5,095		3,308	[1]
The Bank [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to customers	172,315	[1]	170,114
Loans and advances to banks	3,153	[1]	3,525
Debt securities	4,960	[1]	3,182
Level 2 of fair value hierarchy [member] | The Group [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to customers	35,879		16,832
Loans and advances to banks	461		94
Debt securities	5,107		3,571
Level 2 of fair value hierarchy [member] | The Group [member] | Reverse Repurchase Agreement [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to customers	35,879		16,832
Loans and advances to banks	461		94
Level 2 of fair value hierarchy [member] | Disposal groups classified as held for sale [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to banks			677
Level 2 of fair value hierarchy [member] | Disposal groups classified as held for sale [member] | Reverse Repurchase Agreement [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to banks			677
Level 2 of fair value hierarchy [member] | The Bank [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to customers	35,879		16,832
Loans and advances to banks	461		94
Debt securities	4,980		3,182
Level 2 of fair value hierarchy [member] | The Bank [member] | Reverse Repurchase Agreement [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to customers	35,879		16,832
Loans and advances to banks	461		94
Level 3 of fair value hierarchy [member] | The Group [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to customers	427,917		448,436
Loans and advances to banks	3,194		4,167
Debt securities			9
Due from fellow Lloyds Banking Group undertakings	1,878		6,195
Level 3 of fair value hierarchy [member] | Disposal groups classified as held for sale [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to banks			1,626
Due from fellow Lloyds Banking Group undertakings			1,721
Level 3 of fair value hierarchy [member] | The Bank [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to customers	133,940		151,728
Loans and advances to banks	2,692		3,509
Due from fellow Lloyds Banking Group undertakings	153,585		163,460
Gross carrying amount [member] | The Group [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to customers	464,044		465,555
Loans and advances to banks	3,692		4,274
Debt securities	5,095		3,637
Due from fellow Lloyds Banking Group undertakings	1,878		6,195
Gross carrying amount [member] | The Group [member] | Reverse Repurchase Agreement [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to customers	35,879		16,832
Loans and advances to banks	461		94
Gross carrying amount [member] | Disposal groups classified as held for sale [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to banks			2,337
Due from fellow Lloyds Banking Group undertakings			1,721
Gross carrying amount [member] | Disposal groups classified as held for sale [member] | Reverse Repurchase Agreement [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to banks			677
Gross carrying amount [member] | The Bank [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to customers	172,315		170,804
Loans and advances to banks	3,153		3,611
Debt securities	4,960		3,182
Due from fellow Lloyds Banking Group undertakings	153,585		163,460
Gross carrying amount [member] | The Bank [member] | Reverse Repurchase Agreement [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to customers	35,879		16,832
Loans and advances to banks	461		94
At fair value [member] | The Group [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to customers	463,796		465,268
Loans and advances to banks	3,655		4,261
Debt securities	5,107		3,580
Due from fellow Lloyds Banking Group undertakings	1,878		6,195
At fair value [member] | The Group [member] | Reverse Repurchase Agreement [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to customers	35,879		16,832
Loans and advances to banks	461		94
At fair value [member] | Disposal groups classified as held for sale [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to banks			2,303
Due from fellow Lloyds Banking Group undertakings			1,721
At fair value [member] | Disposal groups classified as held for sale [member] | Reverse Repurchase Agreement [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to banks			677
At fair value [member] | The Bank [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to customers	169,819		168,560
Loans and advances to banks	3,153		3,603
Debt securities	4,980		3,182
Due from fellow Lloyds Banking Group undertakings	153,585		163,460
At fair value [member] | The Bank [member] | Reverse Repurchase Agreement [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to customers	35,879		16,832
Loans and advances to banks	£ 461		£ 94

[1]	See note 50.